Stock-Based Compensation - Activity for Stock Option (Parenthetical) (Detail) (Stock Options [Member], USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2014
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options expected to vest, shares	0.7
Stock options expected to vest, weighted-average exercise price	$ 11.27